Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value	[1]	$ 24,200,000	$ 14,900,000
Catastrophe Bonds, Fair Value Disclosure		1,000,000.0	1,600,000
Derivative assets		17,000,000.0	31,700,000
Fair Market Value		4,978,300,000	4,231,100,000
Fair Market Value		1,488,700,000	1,964,400,000
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		111,700,000	117,100,000
Privately-held Investments, at fair value		286,800,000
Total		6,701,700,000	6,410,700,000
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		17,000,000.0	31,700,000
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(45,900,000)	(9,300,000)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(3,600,000)	(16,500,000)
Recurring | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,400,000
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,692,200,000	4,122,600,000
Recurring | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261,900,000	93,600,000
Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,199,900,000	1,485,700,000
Catastrophe Bonds, Fair Value Disclosure		1,000,000.0	1,600,000
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,000,000.0
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		267,200,000	209,300,000
Recurring | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		24,200,000
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0
Total		2,207,800,000	1,748,400,000
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0	0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 1 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,675,700,000	1,403,000,000
Recurring | Level 1 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		260,200,000	86,700,000
Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		270,900,000	258,500,000
Catastrophe Bonds, Fair Value Disclosure		0	0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,000,000.0
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 1 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0
Total		3,919,300,000	3,979,600,000
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		17,000,000.0	31,700,000
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(45,900,000)	(9,300,000)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 2 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,400,000
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		3,016,500,000	2,719,600,000
Recurring | Level 2 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,700,000	6,900,000
Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		929,000,000.0	1,227,200,000
Catastrophe Bonds, Fair Value Disclosure		1,000,000.0	1,600,000
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 2 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		286,800,000
Total		307,400,000	473,400,000
Change in unrealized investment gains (losses)		1,300,000	(15,700,000)
Fair Market Value		311,000,000.0	489,900,000
Recurring | Level 3 | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		(3,600,000)	(16,500,000)	$ (31,700,000)
Liability purchases		0	0
Liability transfers		0	0
Liability, Transfers out of Level 3		0	0
Liability sales		0	0
Liability, increase (decrease) in fv included in net income		12,900,000	15,200,000
Change in unrealized gains or losses		12,900,000	15,200,000
Recurring | Level 3 | Loss Portfolio Transfer | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		(3,600,000)	(16,500,000)	(31,700,000)
Liability purchases		0	0
Liability transfers		0	0
Liability, Transfers out of Level 3		0	0
Liability sales		0	0
Liability, increase (decrease) in fv included in net income		12,900,000	15,200,000
Change in unrealized gains or losses		12,900,000	15,200,000
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0	0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0	0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(3,600,000)	(16,500,000)
Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		71,400,000	113,700,000
Transferred in or out of Level 3		0
Transfers Into Level 3		0	5,300,000
Transfers out of Level 3			12,100,000
Settlements and sales		(239,700,000)	(137,200,000)
Increase (decrease) in fair value included in net income		(10,600,000)	(12,800,000)
Fair Market Value			489,900,000	533,000,000.0
Recurring | Level 3 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 3 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Catastrophe Bonds, Fair Value Disclosure		0	0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Recurring | Level 3 | Commercial mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0	(17,900,000)
Fair Market Value		79,700,000	274,900,000
Recurring | Level 3 | Commercial mortgage loans | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		500,000	40,600,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(184,400,000)	(61,500,000)
Increase (decrease) in fair value included in net income		(11,300,000)	(16,300,000)
Fair Market Value			274,900,000	312,100,000
Recurring | Level 3 | Middle market loans and other private debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0	500,000
Fair Market Value		61,000,000.0	84,800,000
Recurring | Level 3 | Middle market loans and other private debt | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		400,000	18,300,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(35,500,000)	(41,900,000)
Increase (decrease) in fair value included in net income		400,000	1,500,000
Fair Market Value			84,800,000	106,900,000
Recurring | Level 3 | Global corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0	(200,000)
Fair Market Value		18,500,000	14,400,000
Recurring | Level 3 | Global corporate securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		4,400,000	0
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(300,000)	(400,000)
Increase (decrease) in fair value included in net income		0	(200,000)
Fair Market Value			14,400,000	15,000,000.0
Recurring | Level 3 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)			0
Fair Market Value			0
Recurring | Level 3 | Equity Securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances			0
Transfers Into Level 3			0
Transfers out of Level 3			(6,600,000)
Settlements and sales			0
Increase (decrease) in fair value included in net income			0
Fair Market Value				6,600,000
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0	0
Fair Market Value		0	18,000,000.0
Recurring | Level 3 | Short-term investments | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		0	18,200,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		(7,100,000)	(25,800,000)
Increase (decrease) in fair value included in net income		0	0
Fair Market Value			18,000,000.0	25,600,000
Recurring | Level 3 | Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		1,100,000	1,700,000
Fair Market Value		127,600,000	82,900,000
Recurring | Level 3 | Asset-backed | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		56,100,000	21,900,000
Transfers Into Level 3		0	5,300,000
Transfers out of Level 3		0	(5,500,000)
Settlements and sales		(12,400,000)	(7,600,000)
Increase (decrease) in fair value included in net income		1,000,000.0	2,000,000.0
Fair Market Value			82,900,000	66,800,000
Recurring | Level 3 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		24,200,000
U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,480,600,000	1,202,600,000
Fair Market Value		261,300,000	245,500,000
U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,480,600,000	1,202,600,000
U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261,300,000	245,500,000
U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,480,600,000	1,202,600,000
U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261,300,000	245,500,000
U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		7,200,000	7,200,000
U.S. agency | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		7,200,000	7,200,000
U.S. agency | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
U.S. agency | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		7,200,000	7,200,000
U.S. agency | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		82,300,000	128,100,000
Fair Market Value		1,600,000	3,100,000
Municipal | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		82,300,000	128,100,000
Municipal | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,600,000	3,100,000
Municipal | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		82,300,000	128,100,000
Municipal | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,600,000	3,100,000
Municipal | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Municipal | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,986,400,000	1,959,300,000
Fair Market Value		151,100,000	171,500,000
Corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,986,400,000	1,959,300,000
Corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		151,100,000	171,500,000
Corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,986,400,000	1,959,300,000
Corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		151,100,000	171,500,000
Corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		131,300,000	100,700,000
Fair Market Value		2,800,000	8,300,000
Non-U.S. government-backed corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		131,300,000	100,700,000
Non-U.S. government-backed corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2,800,000	8,300,000
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		131,300,000	100,700,000
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2,800,000	8,300,000
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		246,800,000	273,800,000
Fair Market Value		24,400,000	34,800,000
Non-U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		246,800,000	273,800,000
Non-U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		24,400,000	34,800,000
Non-U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		195,100,000	200,400,000
Non-U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		9,600,000	13,000,000.0
Non-U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		51,700,000	73,400,000
Non-U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		14,800,000	21,800,000
Non-U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		234,500,000
Fair Market Value		625,200,000	908,200,000
Asset-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		234,500,000
Asset-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		625,200,000	908,200,000
Asset-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Asset-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Asset-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		234,500,000
Asset-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		625,200,000	908,200,000
Asset-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Asset-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		4,400,000	5,800,000
Non-agency commercial mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			5,800,000
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			5,800,000
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		518,700,000	445,100,000
Agency residential mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		518,700,000
Agency residential mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Agency residential mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		518,700,000
Agency residential mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0
Agency mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		31,100,000	22,200,000
Agency mortgage-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			445,100,000
Agency mortgage-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		31,100,000	22,200,000
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			445,100,000
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		31,100,000	22,200,000
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
High yield loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		102,400,000	92,100,000
High yield loans | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		102,400,000	92,100,000
High yield loans | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
High yield loans | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		102,400,000	92,100,000
High yield loans | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0	0
Fixed income securities, trading | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			14,900,000
Privately-held Investments, at fair value			475,000,000.0
Fixed income securities, trading | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0
Privately-held Investments, at fair value			0
Fixed income securities, trading | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0
Privately-held Investments, at fair value			0
Fixed income securities, trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			14,900,000
Privately-held Investments, at fair value			475,000,000.0
Short-term investments trading at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			2,100,000
Short-term investments trading at fair value | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			200,000
Short-term investments trading at fair value | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			1,900,000
Short-term investments trading at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0
Asset backed securities, privately-held afs | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		24,200,000	14,900,000
Change in unrealized investment gains (losses)		200,000	200,000
Asset backed securities, privately-held afs | Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value			14,900,000	$ 0
Purchases and issuances		10,000,000.0	14,700,000
Transfers Into Level 3		0	0
Transfers out of Level 3		0	0
Settlements and sales		0	0
Increase (decrease) in fair value included in net income		$ (700,000)	$ 200,000

[1]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).